TRADE AND OTHER RECEIVABLES - Pledge (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables.
Trade and other receivables
Assets pledged as collateral	Rp 1,248	Rp 1,129